Other Non - Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other Non - Current Liabilities
Accrued warranty, non-current	¥ 5,543,001		¥ 4,641,346
Payables for purchase of property, plant and equipment, non-current	270,650		536,514
Deferred government grants, non-current	437,952		451,736
Other payables	133,767		67,354
Total	¥ 6,385,370	$ 913,096	¥ 5,696,950